Fixed assets - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment
Balance as at beginning of period	$ 1,315,485
Balance as at end of period	1,367,731	$ 1,315,485
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,653,727	1,396,735
Acquisitions and improvements	103,790	208,523
Transfer from Advances for vessels under construction - related party	18,172	48,469
Balance as at end of period	1,775,689	1,653,727
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(338,242)	(276,665)
Depreciation for the period	(69,716)	(61,577)
Balance as at end of period	(407,958)	(338,242)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,315,485	1,120,070
Acquisitions and improvements	103,790	208,523
Transfer from Advances for vessels under construction - related party	18,172	48,469
Depreciation for the period	(69,716)	(61,577)
Balance as at end of period	$ 1,367,731	$ 1,315,485